Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Other assets
Cash collateral on derivative instruments	SFr 10,055	SFr 8,121	SFr 7,921
Cash collateral on non-derivative transactions	987	412	327
Derivative instruments used for hedging	168	294	186
Assets held-for-sale	12,972	13,187	26,061
of which loans	12,782	12,981	25,839
of which real estate	161	171	182
of which long-lived assets	29	35	40
Assets held for separate accounts	625	907	1,307
Interest and fees receivable	5,370	5,196	5,658
Deferred tax assets	6,319	6,341	6,179
Prepaid expenses	528	520	448
Failed purchases	2,923	2,885	2,770
Other	6,336	6,764	7,160
Other assets	46,283	44,627	58,017
Other liabilities
Cash collateral on derivative instruments	12,773	12,625	13,989
Cash collateral on non-derivative transactions	360	420	518
Derivative instruments used for hedging	303	235	110
Deposits held-for-sale	2,420	2,690	0
Provisions	1,532	1,644	1,851
of which off-balance sheet risk	95	108	88
Restructuring liabilities	299	280	199
Liabilities held for separate accounts	625	907	1,307
Interest and fees payable	6,225	5,231	6,011
Current tax liabilities	757	841	608
Deferred tax liabilities	48	50	54
Failed sales	1,102	1,378	1,551
Other	13,081	14,014	16,033
Other liabilities	39,525	40,315	42,231
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	802	968	1,135
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	72	73	60
Foreclosed or repossessed real estate	21	35	31
Foreclosed or repossessed residential real estate	13	SFr 6	3
Bank
Other assets
Other assets	46,189		57,910
Other liabilities
Other liabilities	SFr 39,336		SFr 41,715